CONSOLIDATED STATEMENTS OF NONCONTROLLING INTEREST, REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Stock issuance costs	$ 406
Fair Value Adjustment Of Warrants	1,466
Series 3 Growth
Stock issuance costs	329
Fair Value Adjustment Of Warrants	$ 744